SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of Selling, General And Administrative Expense [Abstract]
Disclosure of general and administrative expense [text block]
14.	Selling, general and administrative expenses

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Selling and marketing	$6,493	$-
General and administrative:
Consulting fees and payroll	3,238	2,422
Share-based payment expense	1,582	469
Depreciation	19	16
Office and administration	870	611
Professional fees	2,161	1,466
Promotion and investor relations	162	386
Director fees	325	184
Transfer agent and regulatory fees	390	328
Travel	353	395
	$15,593	$6,277